UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  November 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for the Barrett Growth Fund (the “Fund”) will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by calling the Fund at 1-877-363-6333.

You may elect to receive all future reports in paper free of charge. To request that you continue to receive paper copies of your shareholder reports, you can contact your financial intermediary or, if you invest directly with the Fund, you can call the Fund at 1-877-363-6333. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all Barrett Funds you hold.

BARRETT

GROWTH FUND

Letter to	Dear Shareholders:
Shareholders
November 30, 2018	The Six Month Period in Review

As soon as the fall season began, the stock market changed direction and headed south with a particularly sharp decline in October.  Since the market had not experienced a monthly decline of that size since late 2011, it seemed to startle investors.  Although it is always difficult to pinpoint the reason for the market’s change in direction, we think it is centered on global issues such as trade disagreements with China and the slowing growth in Europe.  As the stock market has been increasing since 2009 with only sporadic bouts of small declines, investors are currently reassessing global growth risks.

Investment Outlook

We continue to expect stocks to outpace bonds and cash over the longer term, particularly since the yields on bonds and cash remain relatively low.  As we have written in the past, the short and intermediate term outlook for stocks is always trickier to predict.

As we said in our annual report for the fiscal year ended May 31, 2018, short term concerns will revolve around rising U.S. interest rates and trade issues.  Up until a few weeks ago, financial markets were convinced that the Federal Reserve (“Fed”) would follow through on additional increases of short term rates in 2019.  However, with the economic weakness in Europe and China, as well as some signs of weakness in the U.S. housing market, investors now believe the Fed will hike this December, then reevaluate their 2019 projections.  The trade issues have not only made individual investors nervous but corporations as well.  It appears that some companies are putting selective capital spending programs on hold until they have more clarity on tariffs and other trade restrictions.  The tariffs that have been enacted and others that are set to begin are sure to increase inflation as well as decelerate global trade.  It remains unclear how severe these trade issues will prove to be, but the underlying global tensions of heightened nationalistic pressures are negatively affecting investor sentiment.

The intermediate term outlook, through 2019 and into 2020, is more focused on whether global economic growth will simply slow or contract.  The U.S. is in a mature cyclical recovery, but the new tax bill and additional fiscal spending remain catalysts for a continuation of this very slow but prolonged economic recovery.  Europe has slowed recently and the political headwinds in the U.K. and France are worsening.  We do not expect a contraction in 2019, but a return to more sluggish global growth during both years.

The market is likely to continue weighing positive corporate earnings and dividend increases against bond yields.  One benefit to reduced economic growth is that bond yields may not rise to the levels previously expected.  In fact, the 10 year U.S. Treasury bond yield has fallen recently as growth expectations have moderated.  The trend in earnings will be most important as 2019 unfolds, and here again the outlook is mixed as labor costs continue to rise.  As a result, we expect stock returns to be positive over the next year, but most likely in the single digit range.

BARRETT

GROWTH FUND

The Portfolio

The Barrett Growth Fund (the “Fund”) remains diversified by economic sector and industry. Relative to the S&P 500 Index, the Fund is most overweighted in Technology and Health Care and most underweighted in Financials, Energy, and Consumer Staples.  The primary reason for the relative weighting differences is that the Fund focuses on companies with the most open-ended growth opportunities, which are most evident in the Technology and Medical Technology areas.

We are enthusiastic about the prospects of the companies in the Fund.  We expect most of the holdings to increase their dividends at healthy rates going forward.  Most of the companies in the Fund have strong balance sheets, which allow the companies to expand operations, increase dividends, and opportunistically repurchase stock.

Performance

The Fund gained +2.76% during the six month period ended November 30, 2018.  The Lipper Large-Cap Growth Funds Index gained + 0.29% during this period, and the S&P 500 Index posted a total return of +3.02%.  The best performing sectors in the S&P 500 Index were Health Care, Consumer Staples, and Utilities.  The weakest performing sectors in the S&P 500 Index were Energy, Materials, and Information Technology.  The Fund was overweighted in Health Care but underweighted in Consumer Staples and Utilities.  The Fund was also over-weighted in Technology, but underweighted in Energy.  As a result, the sector weightings tended to balance one another off.

In the Fund, Health Care companies that contributed positively to performance included Thermo Fisher Scientific, Zoetis, Danaher, and Johnson & Johnson.  Although the Consumer Staples sector was underweighted, Costco Wholesale helped with a gain of 17% in the quarter.  Other positive contributors to performance were Starbucks,

Top Ten Holdings (Percent of Net Assets)*			Sector Weightings (Percent of Total Investments)*
1.	Microsoft Corp.	4.87%
2.	Amazon.com, Inc.	4.52%
3.	Visa, Inc. – Class A	4.33%
4.	Apple, Inc.	3.75%
5.	PayPal Holdings, Inc.	3.28%
6.	Berkshire Hathaway, Inc. –
	Class B	2.92%
7.	Thermo Fisher Scientific, Inc.	2.86%
8.	Starbucks Corp.	2.80%
9.	Tetra Tech, Inc.	2.80%
10.	Zoetis, Inc. – Class A	2.69%

*	Portfolio characteristics are as of November 30, 2018, and are subject to change at any time.

BARRETT

GROWTH FUND

Dunkin Brands, Verisk, TJX Companies, Ecolab, Visa, Walt Disney, and Microsoft.  On the negative side, Alibaba Group, BlackRock, ICU Medical, Facebook, John Bean Technologies, Blackbaud Inc, and TransUnion declined in value.

Thank you for choosing the Barrett Growth Fund.

Robert J. Milnamow	E. Wells Beck, CFA
Lead Portfolio Manager	Portfolio Manager

Past performance is not a guarantee of future results.

The outlook, views, and opinions presented are those of the Adviser as of November 30, 2018. These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

Earnings growth is not representative of the Fund’s future performance.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Foreign investments are subject to special risks not ordinarily associated with U.S. securities including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may also invest in smaller and mid-capitalization companies, which involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may also invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The S&P 500 Index is a capitalization weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.  The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment advisory fees.

The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category as reported by Lipper.

An index is unmanaged. Investors cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report.

The Barrett Growth Fund is distributed by Quasar Distributors, LLC.

BARRETT

GROWTH FUND

Expense Example – November 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including:  investment advisory fees; distribution and service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2018 – November 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs, which are included in the Fund’s net asset value. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Fund, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2018 to
	June 1, 2018	November 30, 2018	November 30, 2018
Actual	$1,000.00	$1,027.60	$6.35
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.80	$6.33

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% (which reflects the effect of the Adviser’s fee waiver and expense limitation agreement), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BARRETT

GROWTH FUND

(Unaudited)

* On March 30, 2010, the Fund changed its fiscal year end from June 30th to May 31st.

This chart assumes an initial gross investment of $10,000 made on 6/30/2008.

The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.

The Lipper Large-Cap Growth Funds Index® is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper.

		Average Annual Total Returns as of November 30, 2018
		One Year	Three Year	Five Year	Ten Year
–●–	Barrett Growth Fund	9.33%	11.47%	10.06%	10.94%
--■--	S&P 500® Index	6.27%	12.16%	11.12%	14.32%
–◆–	Lipper Large-Cap
	Growth Funds Index®	8.74%	12.41%	11.52%	15.35%

RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BARRETT

GROWTH FUND

Schedule of Investments
November 30, 2018 (Unaudited)

Shares		Value

	COMMON STOCKS - 97.66%

	Administrative and
	Support Services - 5.25%
10,000	PayPal Holdings, Inc. (a)	$858,100
8,000	TransUnion	516,560
		1,374,660

	Broadcasting
	(except Internet) - 2.43%
5,500	The Walt Disney Co.	635,195

	Chemical
	Manufacturing - 11.14%
4,500	AbbVie, Inc.	424,215
4,500	Bristol Myers Squibb Co.	240,570
4,000	Ecolab, Inc.	641,960
4,000	Johnson & Johnson	587,600
4,000	Merck & Co., Inc.	317,360
7,500	Zoetis, Inc. - Class A	704,025
		2,915,730

	Clothing and Clothing
	Accessories Stores - 2.52%
13,500	The TJX Cos., Inc.	659,475

	Computer and
	Electronic Product
	Manufacturing - 15.09%
600	Alphabet, Inc. - Class A (a)	665,790
551	Alphabet, Inc. - Class C (a)	603,031
5,500	Apple, Inc.	982,190
5,500	Danaher Corp.	602,470
7,000	Intel Corp.	345,170
3,000	Thermo Fisher Scientific, Inc.	748,650
		3,947,301

	Couriers and
	Messengers - 2.64%
6,000	United Parcel Service,
	Inc. - Class B	691,740

	Credit Intermediation and
	Related Activities - 4.45%
5,000	First Republic Bank	495,750
6,000	JPMorgan Chase & Co.	667,140
		1,162,890

	Data Processing, Hosting and
	Related Services - 9.16%
6,000	Fidelity National Information
	Services, Inc.	647,700
5,000	Verisk Analytics, Inc. -
	Class A (a)	616,600
8,000	Visa, Inc. - Class A	1,133,680
		2,397,980

	Food Services and
	Drinking Places - 6.43%
9,000	Dunkin’ Brands Group, Inc.	666,000
1,500	McDonald’s Corp.	282,765
11,000	Starbucks Corp.	733,920
		1,682,685

	General Merchandise
	Stores - 2.65%
3,000	Costco Wholesale Corp.	693,840

	Insurance Carriers and
	Related Activities - 4.53%
3,500	Berkshire Hathaway, Inc. -
	Class B (a)	763,840
1,500	UnitedHealth Group, Inc.	422,040
		1,185,880

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Schedule of Investments (Cont’d)
November 30, 2018 (Unaudited)

Shares		Value

	Machinery
	Manufacturing - 0.63%
2,000	John Bean Technologies Corp.	$165,080

	Merchant Wholesalers,
	Durable Goods - 1.59%
2,000	3M Co.	415,840

	Miscellaneous
	Manufacturing - 3.39%
1,500	ICU Medical, Inc. (a)	360,735
3,000	Stryker Corp.	526,380
		887,115

	Nonstore Retailers - 4.52%
700	Amazon, Inc. (a)	1,183,119

	Oil and
	Gas Extraction - 2.17%
5,500	EOG Resources, Inc.	568,205

	Other Information
	Services - 3.15%
2,500	Alibaba Group Holding
	Ltd. - ADR (a)	402,150
3,000	Facebook, Inc. - Class A (a)	421,830
		823,980

	Professional, Scientific, and
	Technical Services - 8.11%
3,000	Accenture PLC - Class A (b)	493,560
7,000	Cognizant Technology
	Solutions Corp. - Class A	498,610
12,000	Tetra Tech, Inc.	731,520
2,000	Waters Corp. (a)	397,160
		2,120,850

	Publishing Industries
	(except Internet) - 5.85%
3,500	Blackbaud, Inc.	256,375
11,500	Microsoft Corp.	1,275,235
		1,531,610

	Securities, Commodity
	Contracts, and Other
	Financial Investments and
	Related Activities - 1.96%
1,200	BlackRock, Inc.	513,612
	Total Common Stocks
	(Cost $13,903,843)	25,556,787

	SHORT-TERM INVESTMENTS - 6.09%

	Money Market Funds - 6.09%
298,298	First American Government
	Obligations Fund -
	Class Z, 2.082% (c)	298,298
1,296,677	Fidelity Institutional
	Government Portfolio -
	Class I, 2.100% (c)	1,296,677
	Total Short-Term Investments
	(Cost $1,594,975)	1,594,975

	Total Investments
	(Cost $15,498,818) - 103.75%	27,151,762
	Liabilities in Excess
	of Other Assets - (3.75)%	(981,558)
	Total Net Assets - 100.00%	$26,170,204

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of November 30, 2018.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statement of Assets and Liabilities
November 30, 2018 (Unaudited)

ASSETS
Investments, at value (cost $15,498,818)	$27,151,762
Dividends and interest receivable	35,136
Other assets	9,254
Total assets	27,196,152

LIABILITIES
Investment securities purchased	955,000
Payable for distribution fees	7,376
Payable to affiliates	29,211
Payable to Adviser	8,493
Accrued expenses and other liabilities	25,868
Total liabilities	1,025,948

NET ASSETS	$26,170,204

NET ASSETS CONSIST OF:
Paid-in capital	$13,525,222
Total distributable earnings	12,644,982
Net Assets	$26,170,204

Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	1,254,722

Net asset value, redemption price and offering price per share	$20.86

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statement of Operations
For the Six Months Ended November 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividend income	$146,994
Interest income	8,648
Total investment income	155,642

EXPENSES
Advisory fees	133,004
Administration fees	20,784
Distribution fees	15,961
Fund accounting fees	14,184
Federal and state registration fees	10,246
Audit and tax fees	8,504
Transfer agent fees and expenses	8,369
Legal fees	7,564
Chief Compliance Officer fees	6,071
Trustees’ fees	4,140
Reports to shareholders	4,018
Custody fees	2,479
Other expenses	2,829
Total expenses	238,153
Less waivers and reimbursement by Adviser (Note 4)	(71,897)
Net expenses	166,256

Net investment loss	(10,614)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	900,101
Change in net unrealized appreciation on investments	(181,286)
Net realized and unrealized gain on investments	718,815
Net increase in net assets from operations	$708,201

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2018	Year Ended
	(Unaudited)	May 31, 2018[1]
FROM OPERATIONS
Net investment loss	$(10,614)	$(14,457)
Net realized gain on investments	900,101	427,230
Net change in unrealized appreciation on investments	(181,286)	3,425,801
Net increase in net assets from operations	708,201	3,838,574

FROM DISTRIBUTIONS
Net dividends and distributions	—	(1,102,866)
Net decrease in assets resulting from distributions paid	—	(1,102,866)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	116,886	437,645
Net asset value of shares issued to shareholders
in payment of distributions declared	—	1,102,682
Cost of shares redeemed	(408,111)	(348,903)
Net increase (decrease) in net assets resulting
from capital share transactions	(291,225)	1,191,424

TOTAL INCREASE IN NET ASSETS	416,976	3,927,132

NET ASSETS
Beginning of period	25,753,228	21,826,096
End of period	$26,170,204	$25,753,228

1
Net dividends and distributions include net investment income distributions of $66,266 and net realized gain distributions of $1,036,600.  End of year net assets include accumulated undistributed net investment income of $394,707.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for each period are as follows:

	Six Months
	Ended
	November 30,
	2018	Years Ended May 31,
	(Unaudited)	2018	2017	2016	2015	2014
NET ASSET VALUE
Beginning of period	$20.30	$18.10	$15.78	$16.01	$14.11	$11.92

OPERATIONS
Net investment income (loss)[1]	(0.01)	(0.01)	0.05	0.01	0.02	0.03
Net realized and unrealized
gains (losses) on securities	0.57	3.12	2.29	(0.22)	1.91	2.21
Total from investment operations	0.56	3.11	2.34	(0.21)	1.93	2.24

LESS DISTRIBUTIONS
Distributions from
net investment income	—	(0.05)	(0.02)	(0.02)	(0.03)	(0.05)
Distributions from net
realized gains on investments	—	(0.86)	—	—	—	—
Total distributions paid	—	0.91	(0.02)	(0.02)	(0.03)	(0.05)

NET ASSET VALUE
End of period	$20.86	$20.30	$18.10	$15.78	$16.01	$14.11

Total return[2]	2.76%	17.51%	14.82%	(1.28)%	13.70%	18.85%

Net assets at end of period
(000s omitted)	$26,170	$25,753	$21,826	$19,528	$19,530	$16,454

RATIO OF EXPENSES TO
AVERAGE NET ASSETS
Before expense reimbursement[3]	1.79%	1.90%	2.00%	2.00%	2.02%	2.43%
After expense reimbursement[3]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS
Before expense reimbursement[3]	(0.62)%	(0.71)%	(0.45)%	(0.67)%	(0.65)%	(0.93)%
After expense reimbursement[3]	(0.08)%	(0.06)%	0.30%	0.08%	0.12%	0.25%
Portfolio turnover rate[2]	11%	20%	39%	34%	37%	30%

1	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
2	Not annualized for periods less than one year.
3	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Notes to the Financial Statements
November 30, 2018 (Unaudited)\

1.	Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  The Barrett Growth Fund (the “Fund”) represents a distinct diversified series with its own investment objective and policies within the Trust.  The investment objective of the Fund is to achieve long-term capital appreciation and to maximize after-tax returns.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.  The Fund commenced operations on December 29, 1998 as a series of The Barrett Funds.  On March 30, 2010, the Fund reorganized as a series of the Trust and changed its fiscal year end from June 30th to May 31st.  Effective April 29, 2011, Barrett Asset Management, LLC (the “Adviser”) began serving as the investment adviser to the Fund.  Prior to April 29, 2011, Barrett Associates, Inc., a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company, served as the investment adviser to the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

2.	Significant	The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial
	Accounting	statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Policies
a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent bid and asked prices on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued.  “Composite Market”

BARRETT

GROWTH FUND

means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  Option contracts on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until their expiration are valued at the evaluated price provided by the broker-dealer with which the option was traded.  Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration are valued at the prices provided by a recognized independent broker-dealer.

Redeemable securities issued by open-end registered investment companies, including money market funds, are valued at the NAV of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to

BARRETT

GROWTH FUND

determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks(1)	$25,556,787	$—	$—	$25,556,787
Total Equity	25,556,787	—	—	25,556,787
Short-Term Investments	1,594,975	—	—	1,594,975
Total Investments in Securities	$27,151,762	$—	$—	$27,151,762

(1)	See the Schedule of Investments for industry classifications.

The Fund did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3.  During the period ended November 30, 2018, there were no transfers between levels for the Fund.  The Fund did not hold any financial derivative instruments during the reporting period.

b) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the year ended May 31, 2018, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of

BARRETT

GROWTH FUND

Operations. During the year, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. taxing authorities for tax periods prior to the year ended May 31, 2015.

c) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains, if any, at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  The Fund may make additional distributions if it deems it desirable at another time during the year.

d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

e) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

f) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

g) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the cost of the security lot sold with the net sales proceeds.  Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.  Payments received on securities in default are recorded as return of capital.

BARRETT

GROWTH FUND

3.	Federal Tax	The tax character of distributions paid during the years ended May 31, 2018 and May 31, 2017 was as follows:
Matters

	May 31, 2018	May 31, 2017
Ordinary Income	$66,266	$20,910
Long-Term Capital Gain	$1,036,600	$—

The components of accumulated earnings (losses) on a tax basis as of May 31, 2018 were as follows:

Cost basis of investments for federal
income tax purposes	$13,944,077
Gross tax unrealized appreciation	$11,935,276
Gross tax unrealized depreciation	(115,488)
Net tax unrealized appreciation	11,819,788
Undistributed ordinary income	—
Undistributed long-term capital gain	116,933
Total distributable earnings	116,933
Other accumulated losses	—
Total accumulated gains	$11,936,781

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share.  For the year ended May 31, 2018, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities:

Accumulated Undistributed Net Investment Income	$14,457
Paid-In Capital	$(14,457)

4.	Investment	The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the
	Adviser	Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through September 28, 2019, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.25% (the

BARRETT

GROWTH FUND

“Expense Limitation Cap”) of the Fund’s average daily net assets.  For the six months ended November 30, 2018, expenses of $71,897 were waived by the Adviser.  Any such waiver is subject to later adjustment to allow the Adviser to recoup amounts waived; provided, however, that the Adviser shall only be entitled to recoup such amounts for three years from the date such fees and expenses were waived or paid, if such recoupment will not cause the Fund to exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or expense payment; or (2) the Expense Limitation Cap in place at the time of the recoupment.  During the six months ended November 30, 2018, $72,798 of previously waived expenses subject to recovery expired.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

May 31, 2019	$71,596
May 31, 2020	$151,534
May 31, 2021	$153,043
November 30, 2021	$71,897

5.	Distribution	The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors,
Plan
LLC (the “Distributor”) a distribution fee of up to 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the six months ended November 30, 2018, the Fund incurred expenses of $15,961 pursuant to the 12b-1 Plan.  As of November 30, 2018, the Fund owed the Distributor $7,376 in fees.

6.	Related Party	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as
Transactions
the Fund’s administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as the Fund’s custodian.  Fees and expenses incurred for the six months ended November 30, 2018, and owed as of November 30, 2018, are as follows:

	Incurred	Owed
Administration	$20,784	$12,009
Fund accounting	$14,184	$7,013
Transfer agency	$8,369	$5,876
Custody	$2,479	$1,246

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of Fund Services and US Bank.

BARRETT

GROWTH FUND

Certain officers of the Fund are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of Fund Services.  For the six months ended November 30, 2018, the Fund was allocated $6,071 of the Trust’s Chief Compliance Officer fee.  At November 30, 2018, the Fund owed fees of $3,067 for the Chief Compliance Officer’s services.

7.	Capital Share	Transactions in shares of the Fund were as follows:
Transactions

	Six Months Ended	Year Ended
	November 30, 2018	May 31, 2018
Shares Sold	5,518	22,691
Shares Reinvested	—	57,581
Shares Redeemed	(19,215)	(17,757)
Net Increase/(Decrease)	(13,697)	62,515

8.	Investment	The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended November
	Transactions	30, 2018, were $2,758,342 and $2,768,567, respectively. For the six months ended November 30, 2018, there were no purchases or sales of U.S. government securities for the Fund.

9.	Subsequent	On December 20, 2018, the Fund declared and paid distributions to shareholders of record as of December 19, 2018, as follows:
Event

Ordinary	Short-Term	Long-Term
Income	Capital Gains	Capital Gains
$—	$—	$803,257

10.	Recent	In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure
	Accounting	Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness
Pronouncements
of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to early adopt the eliminated or modified disclosures for the period ended November 30, 2018.

BARRETT

GROWTH FUND

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 20, 2018 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Barrett Growth Fund (the “Fund”), a series of the Trust, and Barrett Asset Management, LLC, the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 25, 2018 (the “June 25, 2018 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and total annual fund operating expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2019.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted to the Fund’s affairs by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Robert J. Milnamow, E. Wells Beck and Owen W. Gilmore, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activity and its continuing commitment to the Fund.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures

BARRETT

GROWTH FUND

essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund for the year-to-date, one-year, three-year, five-year and ten-year periods ended April 30, 2018.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to the Fund’s benchmark index, the S&P 500 Index, and in comparison to a peer group of U.S. open-end large growth funds in the Fund’s current Morningstar category as constructed by data presented by Morningstar Direct (the “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of a composite of other separately-managed equity only accounts of the Adviser that are similar to the Fund in terms of investment strategy.

The Trustees noted the Fund’s performance for the year-to-date period ended April 30, 2018 was above the Morningstar Peer Group median, and that the Fund’s performance for the one-year period ended April 30, 2018 was equal to the Morningstar Peer Group median.  The Trustees also noted the Fund’s performance for each of the three-year, five-year and ten-year periods ended April 30, 2018 was below the Morningstar Peer Group median.  The Trustees also reviewed the Fund’s performance for the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2018.  The Trustees noted the Fund outperformed the S&P 500 Index for the quarter and one-year periods ended March 31, 2018, but that the Fund’s performance lagged the S&P 500 Index for the three-year, five-year, ten-year and since inception periods ended March 31, 2018.  The Trustees reviewed the Fund’s performance relative to the Adviser’s composite of other separately-managed equity only accounts managed with investment strategies substantially similar to the Fund and noted the Adviser attributed any differences in performance for the periods reviewed to the Fund’s more growth-oriented investment strategy, specific stock selection and higher concentration of holdings in the Fund’s portfolio.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of the Fund relative to the Morningstar Peer Group, as well as the fee waivers and expense reimbursements previously provided by the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser has subsidized the Fund’s operations since the Fund’s inception.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage commissions and use of soft dollars

BARRETT

GROWTH FUND

by the Adviser.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 25, 2018 meeting and the August 20, 2018 meeting at which the Agreement was formally considered, as well as the presentations made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 1.00% ranked above the Morningstar Peer Group average of 0.75%.  The Trustees observed that the Fund’s total expense ratio (net of fee waivers and expense reimbursements and excluding the Fund’s Rule 12b-1 fee) of 1.00% fell slightly above the Morningstar Peer Group average of 0.99% (which excludes Rule 12b-1 fees).  The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts and another registered mutual fund managed by the Adviser.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profit from sponsoring the Fund had not been, and currently was not, excessive, and the Trustees further concluded that the Adviser had maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business, despite subsidizing the Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to the Morningstar Peer Group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements by the Adviser with respect to the Fund.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers and recoupments, the Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement for an additional term ending August 31, 2019 as being in the best interests of the Fund and its shareholders.

BARRETT

GROWTH FUND

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

BARRETT

GROWTH FUND

Additional Information
(Unaudited)

TAX INFORMATION

The Fund designated 100.00% of its ordinary income distribution for the year ended May 31, 2018 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended May 31, 2018, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund was 0.00%.

INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

INFORMATION ABOUT TRUSTEES

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-363-6333.

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the Past	During the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

INDEPENDENT TRUSTEES

Michael D. Akers, Ph.D.	Trustee	Indefinite	28	Professor, Department	Independent
615 E. Michigan St.		Term; Since		of Accounting, Marquette	Trustee, USA
Milwaukee, WI 53202		August 22,		University (2004–present);	MUTUALS
Year of Birth: 1955		2001		Chair, Department of	(an open-end
				Accounting, Marquette	investment
				University (2004–2017).	company with
three portfolios).

Gary A. Drska	Trustee	Indefinite	28	Pilot, Frontier/Midwest	Independent
615 E. Michigan St.		Term; Since		Airlines, Inc. (airline	Trustee, USA
Milwaukee, WI 53202		August 22,		company) (1986–present).	MUTUALS
Year of Birth: 1956		2001			(an open-end
investment
company with
three portfolios).

BARRETT

GROWTH FUND

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the Past	During the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

INDEPENDENT TRUSTEES (Continued)

Jonas B. Siegel	Trustee	Indefinite	28	Retired (2011–present);	Independent
615 E. Michigan St.		Term; Since		Managing Director, Chief	Trustee, Gottex
Milwaukee, WI 53202		October 23,		Administrative Officer	Trust (an open-
Year of Birth: 1943		2009		(“CAO”) and Chief	end investment
				Compliance Officer	company with
				(“CCO”), Granite Capital	one portfolio)
				International Group, L.P.	(2010–2016);
				(an investment management	Independent
				firm) (1994–2011).	Manager, Ramius
IDF fund
complex (two
closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment fund
complex (three
closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-
Alternatives
fund complex
(three closed-end
investment
companies)
(2010–2015).

BARRETT

GROWTH FUND

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the Past	During the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

INTERESTED TRUSTEE AND OFFICERS

Joseph C. Neuberger*	Chairperson	Indefinite	28	President (2017–present),	Trustee, USA
615 E. Michigan St.	and	Term; Since		Chief Operating Officer	MUTUALS
Milwaukee, WI 53202	Trustee	August 22,		(2016–present),	(an open-end
Year of Birth: 1962		2001		Executive Vice President	investment
				(1994–2017), U.S. Bancorp	company
				Fund Services, LLC.	(2001–2018);
Trustee, Buffalo
Funds (an open-
end investment
company)
(2003–2017).

John P. Buckel	President	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Term; Since		Fund Services, LLC
Milwaukee, WI 53202	Principal	January 24,		(2004–present).
Year of Birth: 1957	Executive	2013
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	President,	Term; Since		Fund Services, LLC
Milwaukee, WI 53202	Treasurer	January 24,		(2002–present).
Year of Birth: 1974	and Principal	2013
Financial and
Accounting
Officer

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice President, U.S.	N/A
615 E. Michigan St.	Compliance	Term;		Bancorp Fund Services, LLC
Milwaukee, WI 53202	Officer,	Since		(February 2017–present); Vice
Year of Birth: 1985	Vice	July 1,		President and Assistant CCO,
	President and	2017		Heartland Advisors, Inc.
	Anti-Money			(December 2016–January 2017);
	Laundering			Vice President and CCO,
	Officer			Heartland Group, Inc.
(May 2016–November 2016);
Vice President, CCO and
Senior Legal Counsel
(May 2016–November 2016),
Assistant CCO and Senior Legal
Counsel (January 2016–April 2016),
Senior Legal and Compliance
Counsel (2013–2015), Heartland
Advisors, Inc.

BARRETT

GROWTH FUND

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the Past	During the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

INTERESTED TRUSTEE AND OFFICERS (Continued)

Adam W. Smith	Secretary	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		May 29,		Services, LLC
Year of Birth: 1981		2015		(2012–present).

Cullen O. Small	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		January 22,		Services, LLC
Year of Birth: 1987		2015		(2010–present).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		April 23,		Services, LLC
Year of Birth: 1987		2015		(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		July 1,		Services, LLC
Year of Birth: 1987		2015		(2010–present).

Laura A. Caroll	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		August 20,		Services, LLC
Year of Birth: 1985		2018		(2007–present).
________

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

BARRETT

GROWTH FUND

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-363-6333. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30, is available without charge, either upon request by calling the Fund toll free at 1-877-363-6333 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-363-6333 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

BARRETT GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

INVESTMENT ADVISER
Barrett Asset Management, LLC
90 Park Avenue, 34th Floor
New York, New York  10016

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

LEGAL COUNSEL
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

        (4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date   January 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
   John Buckel, President

Date  January 31, 2019

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date  January 31, 2019

* Print the name and title of each signing officer under his or her signature.